PREPAID EXPENSES AND OTHER CURRENT ASSETS	3 Months Ended
Mar. 31, 2015
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
NOTE 3:	PREPAID EXPENSES AND OTHER CURRENT ASSETS

	December 31,		March 31,
	2013	2014	2015
			Unaudited

Government authorities	$34	$18	$6
Hedging transaction assets	225	—	326
Prepaid expenses	1,466	1,793	2,398
Other current assets	358	267	268

	$2,083	$2,078	$2,998